S000010514 [Member] Expense Example - AB Wealth Appreciation Strategy	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 520
Expense Example, with Redemption, 3 Years	774
Expense Example, with Redemption, 5 Years	1,048
Expense Example, with Redemption, 10 Years	1,828
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276	[1]
Expense Example, with Redemption, 3 Years	599
Expense Example, with Redemption, 5 Years	1,049
Expense Example, with Redemption, 10 Years	2,099
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	$ 1,178

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.